Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2010 Portfolio	Apr. 29, 2024
VIP Freedom 2010 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	9.48%
Past 5 years	5.53%
Past 10 years	4.56%
VIP Freedom 2010 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	9.28%
Past 5 years	5.43%
Past 10 years	4.45%
VIP Freedom 2010 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	9.18%
Past 5 years	5.28%
Past 10 years	4.30%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
IXWFS
Average Annual Return:
Past 1 year	9.87%
Past 5 years	5.02%
Past 10 years	4.48%